UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust

(Exact name of registrant as specified in charter)

623 E Fort Union Blvd

Suite 101

Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

THE CORPORATION TRUST COMPANY

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

(888) 625-7768

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

North Capital Treasury Money Market Fund
Institutional Class | NCGXX
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the North Capital Treasury Money Market Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://funds.northcapital.com/. You can also request this information by contacting us at 833-262-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,428,590
Number of Holdings	10
Average Credit Quality	AAA
Daily Liquid Assets	90.7%
Weekly Liquid Assets	90.7%
Weighted Average Maturity	36.24 days
Weighted Average Life	36.24 days
7-Day Yield	4.86%
Visit https://funds.northcapital.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Security Types	(% of Net Assets)
U.S. Treasury Bills	110.1%
Cash & Other	-10.1%

Effective Maturity Schedule	(% of Net Assets)
1-7 Days	10.2%
8-30 Days	35.8%
31-90 Days	64.1%
91-180 Days	0.0%
181 Days or more	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.northcapital.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your North Capital, Inc. documents not be householded, please contact North Capital, Inc. at 833-262-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  North Capital, Inc. or your financial intermediary.
North Capital Treasury Money Market Fund	PAGE 1	TSR-SAR-658186309

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

North Capital Treasury Money Market Fund
2024 Semi-Annual
Financial Statements and Additional Information
October 31, 2024

North Capital Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

DESCRIPTION	PAR VALUE	FAIR VALUE*
U.S. Treasury Debt - 110.1%
U.S. Treasury Bills
5.068%, 11/05/2024	$1,978,000	$1,976,901
5.059%, 11/12/2024	790,000	788,795
4.751%, 11/19/2024	1,295,000	1,291,966
4.728%, 11/21/2024	1,850,000	1,845,208
4.715%, 11/26/2024	3,049,000	3,039,154
4.720%, 12/03/2024	1,685,000	1,678,028
4.705%, 12/10/2024	1,257,000	1,250,681
4.694%, 12/17/2024	2,605,000	2,589,589
4.654%, 12/24/2024	5,005,000	4,971,179
4.599%, 12/31/2024	1,978,000	1,963,985
Total U.S. Treasury Debt (Cost $21,395,486)		21,395,486
Total Investments - 110.1% (Cost $21,395,486)		$21,395,486
Bank Deposit Account - 0.2%
U.S. Bank N.A., 2.870%		44,925
Other Assets and Liabilities, Net - (10.3%)		(2,011,821)
Total Net Assets - 100.0%		$19,428,590

*	Securities are valued in accordance with procedures described in Note 2 in Notes to Financial Statements.
Rate shown is annualized yield as of October 31, 2024.
The accompanying notes are an integral part of the financial statements.

1

North Capital Treasury Money Market Fund
Statement of Assets and Liabilities
October 31, 2024 (Unaudited)

Investments in securities, at cost (Note 2)	$21,395,486
ASSETS:
Investments, in securities, at fair value (Note 2)	$21,395,486
Cash	44,925
Prepaid expenses and other assets	45,939
Receivable from adviser (Note 3)	24,174
Prepaid Trustees’ fees	920
Receivable for interest	136
Total assets	21,511,580
LIABILITIES:
Investment Payable	1,963,985
Dividends payable	81,755
Accrued fees and other liabilities	34,524
Custody fees payable	2,726
Total liabilities	2,082,990
Net assets	$19,428,590
COMPOSITION OF NET ASSETS:
Portfolio capital	$19,428,312
Total distributable earnings	278
Net assets	$ 19,428,590
Institutional Class:
Net assets	$19,428,590
Shares of beneficial issued outstanding[1]	19,428,312
Net asset value, offering price and redemption price per share	$1.00

[1]	Unlimited number of shares of beneficial interest with no par value authorized.
The accompanying notes are an integral part of the financial statements.

2

North Capital Treasury Money Market Fund
Statement of Operations
Six month period ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income	$504,861
Total investment income	504,861
EXPENSES:
Administration and accounting fees and expenses	54,105
Transfer agent fees and expenses	24,598
Investment advisory fees	23,926
Registration fees	17,792
Legal fees	15,529
Insurance expense	10,272
Audit and tax fees	7,428
Trustees’ fees	7,224
Custodian fees	5,778
Compliance fees	4,092
Other expenses	1,224
Total expenses	171,968
Less: fee waivers and expense reimbursements (Note 3)	(171,968)
Total net expenses	—
Net investment income	504,861
Net gain on investments	12
Net increase in assets resulting from operations	$504,873

The accompanying notes are an integral part of the financial statements.

3

North Capital Treasury Money Market Fund
Statements of Changes in Net Assets

	Six Month Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$504,861	$855,625
Net increase in assets resulting from operations	12	266
Net increase in net assets resulting from operations	504,873	855,891
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(504,861)	(855,625)
Total distributions	(504,861)	(855,625)
CAPITAL SHARE TRANSACTIONS:*
Institutional Class:
Proceeds from shares sold	1,018,849	8,714,133
Shares issued as reinvestment of distributions	499,350	826,775
Cost of shares redeemed	(354,285)	(5,107,059)
Net increase in net assets from Institutional Class transactions	1,163,914	4,433,849
Net increase in net assets from capital share transactions	1,163,914	4,433,849
Net increase in net assets	1,163,926	4,434,115
Net assets at beginning of period	18,264,664	13,830,549
Net assets at end of period	$ 19,428,590	$18,264,664

*	North Capital Treasury Money Market Fund transacts at $1.00 per share.
The accompanying notes are an integral part of the financial statements.

4

North Capital Treasury Money Market Fund
FINANCIAL HIGHLIGHTS
Institutional Class
(Selected data for each share of the Fund outstanding throughout the period indicated)

	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30,				For the Period July 17, 2019[1] through April 30, 2020
		2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03	0.05	0.03	0.00	0.00	0.01
Distributions from net investment income	(0.03)	(0.05)	(0.03)	(0.00)	(0.00)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	2.69%	5.44%	3.00%	0.07%	0.08%	0.94%
Net assets end of period	$19,428,590	$18,264,664	$13,830,549	$135,604	$135,572	$53,465
Ratio of expenses to average net assets[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.41%
Ratio of net investment income to average net assets[3]	5.28%	5.31%	4.21%	0.07%	0.08%	1.19%
Ratio of expenses to average net assets (excluding waivers)[3]	1.80%	2.01%	4.53%	178.73%	186.54%	423.15%
Ratio of net investment income to average net assets (excluding waivers) [3]	3.48%	3.30%	(0.32%)	(178.66%)	(186.46%)	(421.55%)

[1]	Commencement of investment operations.
[2]	Total return would have been lower had certain expenses not been waived and reimbursed. Past performance is no guarantee of future results.
[3]	Annualized.
The accompanying notes are an integral part of the financial statements.

5

North Capital Funds Trust – North Capital Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)
1. Organization
The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares. The Fund operates as a “diversified” fund, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).
Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. All shares of the Fund have equal voting rights and liquidation rights.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08.
(A)	Calculation of Net Asset Value Per Share – The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.
(B)
Investment Valuation – Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The availability of observable inputs can vary from security to security and its effected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

6

North Capital Funds Trust – North Capital Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of October 31 2024, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$ —	$21,395,486	$ —	$21,395,486
Total Investments	$—	$21,395,486	$—	$21,395,486

Refer to the Fund’s Schedule of Investments for further security classification.
During the six month period ended October 31, 2024, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.
(C)
Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(D)
Security Transactions and Investment Income – For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. As of October 31, 2024, the Fund had a payable for investments purchased of $1,963,985 due to an unsettled trade. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(E)
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments of the Statement of Assets and Liabilities.

(F)
Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.
As of and during the six-month period ended October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.
The Fund follows ASC 740 “Income Taxes”, which requires that the effects of a tax position taken, or expected to be taken, in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

7

North Capital Funds Trust – North Capital Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
(G)
Distribution to Shareholders – As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.
The distributions paid during the six month period ended October 31, 2024, and fiscal year ended April 30, 2024 (adjusted by dividends payable as of October 31, 2024 and April 30, 2024, respectively) were as follows:

	Six Month Period Ended October 31, 2024	Fiscal Year Ended April 30, 2024
Ordinary Income	$500,518	$827,757

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. There were no long-term gains for the fiscal years ended April 30, 2024 and April 30, 2023.
(H)
Indemnifications – The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Agreements
(A)
Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties – Under the terms of the Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the average daily net assets of the Fund.

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain a zero or positive yield for the Fund.
In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement (the “Operating Expenses Limitation Agreement”). Pursuant to the Operating Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) incurred in the ordinary course of business so that the Fund’s ratio of total annual operating expenses, expressed as a percentage of a share classes’ average daily net assets, is limited to 0.45% until at least August 31, 2025 and limited to 1.00% at least until August 31, 2034. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitation or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement or the Management Agreement.

8

North Capital Funds Trust – North Capital Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2024 (Unaudited)(Continued)
The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2025	$145,327
April 2026	$253,794
April 2027	$251,483

(B)
Administrator, Custodian and Transfer Agent – The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(C)
Distributor – North Capital Private Securities Corporation (the “Distributor”) serves as principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust. The Adviser and the Distributor are subsidiaries of North Capital Investment Technology Inc. The Fund incurred no fees and expenses with the Distributor for the six month period ended October 31, 2024.

4. Control Persons
As of October 31, 2024, a shareholder owned 45.21% of the outstanding shares of the Fund, which is deemed to “control” the Fund as defined in the 1940 Act.
5. Principal Risks
The Fund in the normal course of business makes investments in financial instruments where there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.
Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
6. Subsequent Events
Management has evaluated Fund related events and transactions that occurred subsequent to October 31, 2024, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

9

North Capital Treasury Money Market Fund
Approval of the Fund’s Investment Advisory Agreement
At a Board meeting held on June 20, 2024, the Board, including the Independent Trustees, discussed and approved the Management Agreement. The Board relied upon the advice of independent counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Management Agreement.
Nature, Extent and Quality of Services
The Board reviewed the nature, extent, and quality of services provided by the Adviser to the Fund. The Board discussed the experience and credentials of the Adviser’s personnel, and their familiarity with the requirements of managing a government money market fund. The Board observed that the Adviser made investment decisions for the Fund, conducted research and analysis and monitored US Treasury auctions to ensure the Fund met liquidity requirements. The Board discussed the Adviser’s compliance program, including its cybersecurity program, and noted that the Adviser had no material compliance issues, litigation matters, or other concerns to report. After further discussion, the Board concluded that the Adviser has sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Management Agreement, resulting in excellent portfolio management and that the nature, overall quality, and extent of the management services that it provides to the Fund is good, professional and competitive.
Performance
The Board reviewed the Fund’s performance information in comparison to its benchmark index, peer group, and Morningstar category. The Board observed that the Fund outperformed its peer group and Morningstar category for the one- and three-year periods, noting that the Fund utilized U.S. Treasury auctions to allocate a majority of the portfolio and that the Adviser continued to waive all expenses of the Fund. The Board noted that the Fund trailed the benchmark index for all time periods and the Adviser explained that this underperformance was related to a duration mismatch between the Fund and the benchmark index. After further discussion, the Board concluded that the performance of the Fund was acceptable.
Fees and Expenses
The Board discussed that the contractual advisory fee was slightly higher than the peer group and Morningstar category averages but recognized that with the fee waiver in place, there are no fees being charged to the Fund. The Board noted further that the Adviser continued to voluntarily waive fees and reimburse expenses so that the expense ratio for the Fund was 0.00% for the prior period. The Board considered that the Adviser would eventually terminate its voluntary waiver. After further discussion, the Board concluded that the fees and expenses for the Fund are reasonable, and the Adviser has provided great value to the investors.
Profitability
The Board noted that the Adviser was advising the Fund at a loss. The Board acknowledged that the Adviser waived fees and reimbursed all expenses for of the Fund during the period. The Board reviewed the cost of services and profitability of the Adviser, giving consideration to the Adviser’s continued ability to provide quality investment management services to the Fund. The Board concluded that excessive profitability was not an issue at this time.
Economies of Scale
The Board then considered economies of scale and agreed that as the Fund continued to grow it should eventually benefit from economies of scale. The Board agreed it would reconsider economies of scale once the Fund had reached a level that was profitable to the Adviser.
Conclusion
No single factor was determinative of the Board’s decision to approve the renewal of the Management Agreement; rather, the Board based its determination on the total mix of information available. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

10

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	North Capital Funds Trust

By (Signature and Title)	/s/ James P. Dowd
James P. Dowd, Principal Executive Officer

Date	1/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James P. Dowd
James P. Dowd, Principal Executive Officer

Date	1/6/2025

By (Signature and Title)	/s/ Dan Watson
Dan Watson, Principal Financial Officer

Date	1/7/2025